Expense Example, No Redemption {- Fidelity Advisor® Balanced Fund} - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-14 - Fidelity Advisor® Balanced Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Balanced Fund-Class A
Expense Example, No Redemption:
1 Year	$ 657
3 Years	831
5 Years	1,019
10 Years	1,564
Fidelity Advisor Balanced Fund-Class M
Expense Example, No Redemption:
1 Year	458
3 Years	687
5 Years	935
10 Years	1,643
Fidelity Advisor Balanced Fund-Class C
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,900
Fidelity Advisor Balanced Fund - Class I
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	738
Fidelity Advisor Balanced Fund-Class Z
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	$ 591